Investment securities - Net Realized and Unrealized Investment (Losses) Gains (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Realized and Unrealized Investment (Losses) Gains
Gross realized gains	$ 234.6	$ 99.3	$ 42.3
Gross realized (losses)	(184.3)	(42.6)	(40.0)
Net realized gains (losses) on investments	50.3	56.7	2.3
Net unrealized investment (losses) gains	3.5	80.6	(23.2)
Net realized and unrealized investment gains (losses) on investments	53.8	137.3	(20.9)
Realized gains (losses) due to foreign currency	(21.9)	50.4	17.3
Unrealized gains (losses) due to foreign currency	(97.9)	(5.7)	35.7
Total unrealized investment gains (losses) - Level 3 investments	83.3	15.9	(2.1)
Fixed maturity investments
Net Realized and Unrealized Investment (Losses) Gains
Net realized gains (losses) on investments	28.3	33.7	3.6
Net unrealized investment (losses) gains	(52.4)	24.1	14.1
Total unrealized investment gains (losses) - Level 3 investments	0.5	0.0	(6.1)
Equity securities
Net Realized and Unrealized Investment (Losses) Gains
Net realized gains (losses) on investments	20.1	9.4	(6.4)
Net unrealized investment (losses) gains	(31.0)	51.4	(51.1)
Total unrealized investment gains (losses) - Level 3 investments	0.0	0.0	0.0
Short-term investments
Net Realized and Unrealized Investment (Losses) Gains
Net realized gains (losses) on investments	(26.2)	14.8	0.0
Net unrealized investment (losses) gains	(12.9)	(5.2)	0.0
Derivative instruments
Net Realized and Unrealized Investment (Losses) Gains
Net realized gains (losses) on investments	9.9	(2.5)	0.0
Net unrealized investment (losses) gains	1.4	(0.5)	0.0
Other long-term investments
Net Realized and Unrealized Investment (Losses) Gains
Net realized gains (losses) on investments	18.2	1.3	5.1
Net unrealized investment (losses) gains	98.4	10.8	13.8
Total unrealized investment gains (losses) - Level 3 investments	$ 82.8	$ 15.9	$ 4.0